IVY FUNDS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

November 25, 2013

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Ivy Funds (Registrant)
File Nos. 811-6569 and 33-45961/CIK #883622

We are hereby transmitting for filing through EDGAR Post-Effective Amendment No. 87 (Amendment) to the Registration Statement under the Securities Act of 1933 and Amendment No. 87 under the Investment Company Act of 1940 for the above-referenced Registrant. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Registrant.

This filing is being made pursuant to paragraph (a) of Rule 485 to amend and re-name one (1) series, Ivy Pacific Opportunities Fund, of the Registrant to the Ivy Emerging Markets Equity Fund.

If you have any questions or comments concerning the foregoing, please contact me at 913-236-2227.

Very truly yours,

/s/ Philip A. Shipp
Philip A. Shipp
Assistant Secretary